Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION
4.	BUSINESS SEGMENT INFORMATION

The Company’s Transportation and Federal business segments reflect how executive management makes resource decisions and assesses its performance. Each segment operates under a separate management group and produces discrete financial information which is reviewed by management. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies.

The Transportation segment provides services for Surface Transportation, Aviation, and Rail & Transit markets, and the Federal segment provides services for Defense, Environmental, Architecture, Geospatial Information Technology, Homeland Security, Municipal & Civil, Oil & Gas, Telecom & Utilities, Water and Urban Development markets. LPA’s results are reflected in the Company’s Transportation segment. RBF’s results are bifurcated between the Company’s Transportation and Federal segments. Effective January 1, 2012, certain services that were previously managed by the Company’s Transportation segment have been transferred to the Federal segment. Reclassifications have been made to the prior-year business segment results to reflect the current year presentation.

The Company evaluates the performance of its segments primarily based on operating income. The majority of SG&A overhead expenses are allocated between the Transportation and Federal segments based on that segment’s percentage of total direct labor. A portion of Corporate income and expense is not allocated to the segments.

The following tables reflect disclosures for the Company’s business segments:

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues
Transportation	$313.2	$300.8	$264.4
Federal	280.2	237.6	235.0

Total revenues	593.4	538.4	499.4

Gross profit
Transportation	50.4	50.6	51.2
Federal	43.5	53.3	49.5
Corporate	(1.9)	(1.6)	(1.6)

Total gross profit	92.0	102.3	99.1

Less: SG&A
Transportation	(49.4)	(46.8)	(42.8)
Federal	(38.6)	(31.3)	(33.9)
Corporate	(0.1)	—	(0.1)

Total SG&A	(88.1)	(78.1)	(76.8)

Total operating income
Transportation	1.0	3.8	8.4
Federal	4.9	22.0	15.6
Corporate	(2.0)	(1.6)	(1.7)

Total operating income	$3.9	$24.2	$22.3

	For the year ended December 31,
(In millions)	2012	2011	2010
Depreciation and amortization expense
Transportation	$8.1	$9.9	$6.5
Federal	8.3	3.5	1.8
Corporate	0.8	0.8	1.2

Total	$17.2	$14.2	$9.5

Capital expenditures on an accrual basis
Transportation	$1.2	$1.0	$2.4
Federal	1.9	2.1	2.6
Corporate	0.6	0.1	1.3

Total	$3.7	$3.2	$6.3

Income/(loss) from unconsolidated subsidiaries
Transportation	$2.6	$0.8	$1.4
Federal	—	(0.1)	1.2

Total	$2.6	$0.7	$2.6

	As of December 31,
(In millions)	2012	2011	2010
Segment assets
Transportation	$172.9	$182.2	$165.0
Federal	111.2	134.0	54.4
Corporate	89.3	63.7	101.7

Total	$373.4	$379.9	$321.1

The Company has determined that its equity investment in unconsolidated subsidiaries, interest expense, interest income and intersegment revenues, by segment, are immaterial for further disclosure in these consolidated financial statements. The Company’s enterprise-wide disclosures are as follows:

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues by geographic origin
Domestic	$580.5	$513.8	$472.1
Foreign(1)	12.9	24.6	27.3

Total	$593.4	$538.4	$499.4

(1)	The Company defines foreign contract revenue as work performed outside the U.S. irrespective of the client’s U.S. or non-U.S. ownership.

Revenues by principal markets
United States government	26%	31%	37%
Various state governmental and quasi-government agencies	58%	53%	48%
Commercial, industrial and private clients	16%	16%	15%

One of the Company’s clients, the Federal Emergency Management Agency (“FEMA”), accounted for approximately 7%, 9%, and 11% of the Company’s revenues in 2012, 2011 and 2010, respectively. Revenues from FEMA are reflected in the Company’s Federal segment’s results. The Company’s long-lived assets are held in the U.S.